Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liabilities [Abstract]
Undiscounted lease payments	$ 2,135,128	$ 2,262,433
Present value adjustment	(401,099)	(421,206)
Total Lease liability	1,734,029	1,841,227
Current liabilities	335,681	352,627
Non-current liabilities	1,398,348	1,488,600
Total Lease liability	$ 1,734,029	$ 1,841,227	$ 1,721,833	$ 1,506,043